Long-term Payables - other (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Details of long-term payables - other, which consist of payables related to the acquisition of frequency usage rights
(1)	As of December 31, 2024 and 2023, details of long-term payables – other which consist of payables related to the acquisition of frequency usage rights are as follows (See note 17):

(In millions of won)
	December 31, 2024		December 31, 2023
Long-term payables – other	₩	921,075	1,290,225
Present value discount on long-term payables – other		(13,355)	(29,772)
Current portion of long-term payables – other		(367,765)	(367,770)

Carrying amount as of December 31	₩	539,955	892,683

Repayment schedule of the principal amount of long-term payables - other related to acquisition of frequency usage rights
(2)
The sum of portions repaid among the principal of long-term payables – other for the years ended December 31, 2024 and 2023 amounts to ₩369,150 million and ₩400,245 million, respectively. The repayment schedule of the principal amount of long-term payables – other as of December 31, 2024 is as follows:

(In millions of won)
	Amount
Less than 1 year	₩	369,150
1 ~ 3 years		460,538
3 ~ 5 years		91,387

	₩	921,075